Sales (Mitigating Price Risk) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Oct. 31, 2021 t	Oct. 31, 2021 $ / T	Feb. 11, 2021 t $ / T	Dec. 31, 2020 t	Dec. 31, 2020 $ / T	Dec. 31, 2020 gal	Dec. 31, 2020 $ / gal
Disclosure of major customers [line items]
Ralized loss | $	$ 1,500
Unrealized loss | $	$ 1,300
Lead Commodity [member]
Disclosure of major customers [line items]
Aggregate quantity of zero cost collars | t				6,237
Floor Price				2,000
Cap Price				2,125
Zinc Commodity [member]
Disclosure of major customers [line items]
Aggregate quantity of zero cost collars | t					12,300
Floor Price						2,600
Cap Price						2,900
Heating Oil Commodity [Member]
Disclosure of major customers [line items]
Aggregate quantity of zero cost collars | gal							720,000
Floor Price | $ / gal								1.40
Cap Price | $ / gal								1.6150
Jet Fuel Commodity [Member]
Disclosure of major customers [line items]
Aggregate quantity of zero cost collars | gal							1,680,000
Floor Price | $ / gal								1.30
Cap Price | $ / gal								1.4775
Swap contract [member] | Heating Oil Commodity [Member]
Disclosure of major customers [line items]
Aggregate forward- swap							720,000	1.52
Swap contract [member] | Jet Fuel Commodity [Member]
Disclosure of major customers [line items]
Aggregate forward- swap							1,680,000	1.438
Forward Swap Contract, Maturing From January 01, 2022 To March 31, 2022 [Member]
Disclosure of major customers [line items]
Aggregate forward- swap		1,200	3,300
Forward Swap Contract, Maturing From April 01, 2022 To June 30, 2022 [Member] | Zinc Commodity [member]
Disclosure of major customers [line items]
Aggregate forward- swap		1,200	3,256
Forward Swap Contract, Maturing From July 31, 2022 To Sep 30, 2022 [Member] | Zinc Commodity [member]
Disclosure of major customers [line items]
Aggregate forward- swap		1,200	3,256
Forward Swap Contract, Maturing From October 01, 2022 To December 30, 2022 [Member] | Zinc Commodity [member]
Disclosure of major customers [line items]
Aggregate forward- swap		1,200	3,175
Zero cost collar derivatives maturing from January 01 2022 to March 31,2022 | Zinc Commodity [member]
Disclosure of major customers [line items]
Aggregate quantity of zero cost collars | t		1,200
Floor Price			3,200
Cap Price			3,500
Zero Cost Collar Derivatives Maturing From April 01 2022 To June 30, 2022 [Member] | Zinc Commodity [member]
Disclosure of major customers [line items]
Aggregate quantity of zero cost collars | t		1,200
Floor Price			3,200
Cap Price			3,400
Zero Cost Collar Derivatives Maturing From July 01, 2022 To September 30, 2022 [Member] | Zinc Commodity [member]
Disclosure of major customers [line items]
Aggregate quantity of zero cost collars | t		1,200
Floor Price			3,200
Cap Price			3,290
Zero Cost Collar Derivatives Maturing From October 01, 2022 To December 31, 2022 [Member] | Zinc Commodity [member]
Disclosure of major customers [line items]
Aggregate quantity of zero cost collars | t		1,200
Floor Price			3,100
Cap Price			3,225